Warrant Derivative Liabilities (Details) - Convertible note [Member] - Warrant [Member]	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Expected volatility	97.00%	96.00%
Expected dividend yield
Risk-free interest rate	1.55%	2.23%
Minimum [Member]
Expected term	2 years 6 months	3 years
Maximum [Member]
Expected term	4 years 11 months 1 day	4 years 5 months 1 day
Inception [Member]
Expected term		5 years
Expected dividend yield
Inception [Member] | Minimum [Member]
Expected volatility	91.00%	91.00%
Risk-free interest rate	1.50%	1.80%
Inception [Member] | Maximum [Member]
Expected volatility	107.00%	107.00%
Risk-free interest rate	2.77%	2.77%